Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares)	20,700,000	20,700,000
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted (in Shares)	5,175,000	5,107,873
Loss/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)	$ (0.58)	$ (0.39)
Redeemable Class A Common Stock [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$ 3,146	$ 5,566
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(3,146)	(5,566)
Net Earnings
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares)	20,700,000	20,700,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Shares)	0.00	0.00
Non-Redeemable Class A and Class B Common Stock [Member]
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$ (3,024,436)	$ (1,981,637)
Less: Redeemable Net Earnings
Non-Redeemable Net Loss	$ (3,024,436)	$ (1,981,637)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted (in Shares)	5,175,000	5,107,873
Loss/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)	$ (0.58)	$ (0.39)